Entities accounted under the equity method Principal joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Joint Ventures And Associates [Abstract]
Summary of principal joint ventures	The Group’s principal joint ventures at 31 December 2024 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Group interest (%)
Canada
Matalco Canada Inc.	Aluminium recycling	50
Chile
Minera Escondida Ltda(a)	Copper mining and refining	30
Oman
Sohar Aluminium Co. L.L.C.(b)	Aluminium smelting, power generation	20
United States
Matalco USA, LLC	Aluminium recycling	50
(a)The year-end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are however, based on financial statements of Minera
Escondida Ltda that are coterminous with those of the Group.
(b)Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(a) 2024 US$m	Minera Escondida Ltda(a) 2023 US$m
Revenue	11,413	9,187
Depreciation and amortisation	(1,417)	(1,183)
Other operating costs	(4,123)	(3,784)
Operating profit	5,873	4,220
Finance expense	(233)	(283)
Income tax(b)	(2,707)	(1,773)
Profit after tax	2,933	2,164
Other comprehensive income/(loss)	14	(13)
Total comprehensive income	2,947	2,151
Non-current assets	12,991	12,480
Current assets	3,230	2,751
Current liabilities	(2,351)	(1,607)
Non-current liabilities	(5,585)	(5,192)
Net assets	8,285	8,432
Assets and liabilities above include:
–cash and cash equivalents	677	360
–current financial liabilities	(170)	(677)
–non-current financial liabilities	(3,333)	(2,770)
Dividends received from joint venture (Rio Tinto share)	1,035	578
Reconciliation of the above amounts to the investment recognised in the consolidated balance sheet

Group interest	Minera Escondida Ltda(a) 30%	Minera Escondida Ltda(a) 30%
Net assets (100%)	8,285	8,432
Group’s ownership interest	2,486	2,530
Carrying value of Group’s interest	2,486	2,530
(a)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$349 million (2023: US$354 million) relating to tax on unremitted earnings of equity accounted units.
(b)In 2023, income tax includes a charge of US$252 million for the revaluation of deferred tax balances following the substantive enactment of the Chilean Royalty Bill which, effective from 1 January
2024, implemented a 1% royalty on revenues, a margin based tax with rates ranging between 8% and 26%, and a 46.5% cap to the overall Chilean tax burden of mining companies.

Summary of principal associates	The Group’s principal associates at 31 December 2024 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Group interest (%)
Australia
Boyne Smelters Limited(a)	Aluminium smelting	73.5
Brazil
Mineração Rio do Norte S.A.	Bauxite mining	22
Singapore/Guinea
Winning Consortium Simandou Railway Pte. Ltd(b)	Rail and port infrastructure including trans-Guinean heavy haul rail system	18.02
Winning Consortium Simandou Ports Pte. Ltd(b)		18.02
United States
Halco (Mining) Inc.(c)	Bauxite mining	45
(a)The parties that collectively control Boyne Smelters Limited (BSL) do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11 “Joint Arrangements”. Rio Tinto is therefore determined to have significant influence over this company. During the period, we acquired an additional 14.11% interest (comprising 11.65% from Mitsubishi Corporation and 2.46% from Sumitomo Chemical
Company) in BSL, increasing our total interest to 73.5%. BSL remains accounted for as an investment in associate under the equity method.
(b)Rio Tinto SimFer UK Limited (which is wholly owned by the Group) holds a 53% interest in SimFer Jersey Limited (SimFer Jersey), a company incorporated in Jersey. During the year, SimFer
Jersey, through its wholly owned subsidiary, SimFer InfraCo Ltd., a company incorporated in the United Kingdom, acquired 34% interests in Winning Consortium Simandou Railway Pte. Ltd and
Winning Consortium Simandou Ports Pte. Ltd (together referred to as “WCS Rail and Port entities”). Refer to note 5 for further details. The WCS Rail and Port entities are incorporated in
Singapore, however their operations are in Guinea. As at 31 December 2024, the Group has an effective 18.02% indirect interest in the WCS Rail and Port entities. The Government of Guinea holds a 15% interest in the WCS Rail and Port operations and therefore we have a 15.32% indirect interest in those operations.
(c)The Group holds a 45% interest in Halco (Mining) Inc., a non-managed associate. Halco (Mining) Inc., in turn, has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Principal joint ventures and associates	Summary information for joint ventures and associates that are not individually material to the Group

	2024 US$m	2023 US$m
Carrying value of Group's interest	2,351	1,878

(Loss)/profit after tax	(42)	26
Other comprehensive (loss)/income	(44)	15
Total comprehensive (loss)/income	(86)	41